Warrants (Schedule Of Changes In Warrants Activity) (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Warrants [Line Items]
Beginning Balance	1,006,679	1,740,265
Granted	0	587,500
Exercised	0
Expired	0	(1,321,086)
Ending Balance	1,006,679	1,006,679
Weighted average exercise price, Beginning Balance	$ 12.92	$ 42.26
Weighted average exercise price, Granted	0	9.57
Exercised, Weighted average exercise price	0
Weighted average exercise price, Expired	0	50.55
Weighted average exercise price, Ending Balance	9.18	12.92
Exercise price range, Granted	0
Exercised, Exercise price range	0
Exercise price range, Expired	0
Minimum [Member]
Warrants [Line Items]
Exercise price range, Beginning Balance	10.00	9.40
Exercise price range, Granted		5.00
Exercise price range, Expired		9.40
Exercise price range, Ending Balance	3.00	10.00
Maximum [Member]
Warrants [Line Items]
Exercise price range, Beginning Balance	17.60	50.60
Exercise price range, Granted		10.00
Exercise price range, Expired		50.60
Exercise price range, Ending Balance	$ 17.60	$ 17.60